Administration expenses	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Administration expenses

9.	Administration expenses

Administration expenses for the year ended 31 December 2025 primarily reflect corporate overheads of the Group together with operating costs incurred by QIND (including Al Shola Gas) for the full year. These expenses include wages and salaries, depreciation and amortisation, professional fees, and other general administrative costs.

In the prior year, administration expenses included costs incurred by the Group’s legacy hydrogen entities up to the date of deconsolidation, as well as certain reclassifications from cost of sales and inventory impairment charges relating to those operations. As a result, the 2024 and prior year figures are not directly comparable.

	2025	2024	2023
	€’000	€’000	€’000
Wages and salaries	4,124	6,752	7,649
Depreciation and amortization	2,596	2,631	1,547
Professional fees	2,033	1,076	1,605
Consulting fees	-	638	1,816
Other expenses	3,116	2,003	3,218
Reclassification of cost of sales	-	1,153	-
Impairment of inventory	-	2,206	-
	11,869	16,460	15,835